Cover	12 Months Ended
Dec. 28, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Wolverine World Wide, Inc.
Entity Central Index Key	0000110471